Portfolio of Investments
Tri-Continental Corporation, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 71.4%
Issuer	Shares	Value ($)
Communication Services 5.6%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	410,000	9,688,300
Verizon Communications, Inc.	190,000	9,678,600
Total		19,366,900
Interactive Media & Services 4.0%
Alphabet, Inc., Class A(a)	20,275	56,391,871
Meta Platforms, Inc., Class A(a)	98,767	21,961,830
Total		78,353,701
Media 0.6%
Interpublic Group of Companies, Inc. (The)	325,011	11,521,640
Total Communication Services		109,242,241
Consumer Discretionary 6.9%
Automobiles 0.4%
Tesla Motors, Inc.(a)	7,268	7,831,997
Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc.	111,529	14,827,781
Starbucks Corp.	25,727	2,340,385
Total		17,168,166
Household Durables 1.3%
Lennar Corp., Class A	104,715	8,499,717
Newell Brands, Inc.	215,000	4,603,150
PulteGroup, Inc.	185,155	7,757,994
Whirlpool Corp.	25,000	4,319,500
Total		25,180,361
Internet & Direct Marketing Retail 1.2%
Amazon.com, Inc.(a)	6,995	22,803,350
Multiline Retail 0.1%
Target Corp.	12,753	2,706,442
Specialty Retail 2.2%
American Eagle Outfitters, Inc.	285,000	4,788,000
AutoZone, Inc.(a)	7,255	14,833,428
Best Buy Co., Inc.	50,000	4,545,000
Home Depot, Inc. (The)	15,500	4,639,615
O’Reilly Automotive, Inc.(a)	20,048	13,732,078
Total		42,538,121
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.8%
Ralph Lauren Corp.	11,600	1,315,904
Tapestry, Inc.	133,904	4,974,533
Under Armour, Inc., Class A(a)	611,783	10,412,547
Total		16,702,984
Total Consumer Discretionary		134,931,421
Consumer Staples 4.7%
Food & Staples Retailing 0.6%
Kroger Co. (The)	113,405	6,506,045
Walgreens Boots Alliance, Inc.	105,000	4,700,850
Total		11,206,895
Food Products 1.7%
Bunge Ltd.	54,595	6,049,672
JM Smucker Co. (The)	40,000	5,416,400
Kraft Heinz Co. (The)	200,000	7,878,000
Tyson Foods, Inc., Class A	154,466	13,844,787
Total		33,188,859
Household Products 0.9%
Procter & Gamble Co. (The)	113,837	17,394,294
Tobacco 1.5%
Altria Group, Inc.	269,704	14,092,034
Philip Morris International, Inc.	162,534	15,268,444
Total		29,360,478
Total Consumer Staples		91,150,526
Energy 3.9%
Oil, Gas & Consumable Fuels 3.9%
Chesapeake Energy Corp.	4,503	391,786
Chevron Corp.	55,000	8,955,650
Enviva, Inc.	100,000	7,915,000
EOG Resources, Inc.	146,565	17,474,945
Exxon Mobil Corp.	304,809	25,174,175
Pioneer Natural Resources Co.	41,500	10,376,245
Valero Energy Corp.	60,000	6,092,400
Total		76,380,201
Total Energy		76,380,201
Tri-Continental Corporation | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 9.9%
Banks 2.7%
Bank of America Corp.	29,698	1,224,152
JPMorgan Chase & Co.	65,000	8,860,800
M&T Bank Corp.	50,000	8,475,000
Truist Financial Corp.	155,000	8,788,500
U.S. Bancorp	180,000	9,567,000
Wells Fargo & Co.	340,700	16,510,322
Total		53,425,774
Capital Markets 2.6%
Ares Capital Corp.	500,000	10,475,000
Bank of New York Mellon Corp. (The)	119,000	5,905,970
Blackstone Secured Lending Fund	175,000	4,879,000
Goldman Sachs Group, Inc. (The)	22,462	7,414,706
Morgan Stanley	205,207	17,935,092
S&P Global, Inc.	3,290	1,349,492
T. Rowe Price Group, Inc.	22,149	3,348,708
Total		51,307,968
Consumer Finance 1.4%
Capital One Financial Corp.	118,000	15,492,220
Discover Financial Services	56,294	6,203,036
OneMain Holdings, Inc.	100,000	4,741,000
Total		26,436,256
Diversified Financial Services 0.1%
Voya Financial, Inc.	38,381	2,546,579
Insurance 2.2%
Allstate Corp. (The)	89,970	12,461,745
Aon PLC, Class A	7,200	2,344,536
Marsh & McLennan Companies, Inc.	64,462	10,985,614
MetLife, Inc.	240,595	16,909,016
Total		42,700,911
Mortgage Real Estate Investment Trusts (REITS) 0.9%
Blackstone Mortgage Trust, Inc.	240,000	7,629,600
Starwood Property Trust, Inc.	425,000	10,272,250
Total		17,901,850
Total Financials		194,319,338
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 9.7%
Biotechnology 1.7%
AbbVie, Inc.	129,048	20,919,971
Amgen, Inc.	3,284	794,137
BioMarin Pharmaceutical, Inc.(a)	28,710	2,213,541
Regeneron Pharmaceuticals, Inc.(a)	5,188	3,623,403
Vertex Pharmaceuticals, Inc.(a)	21,264	5,549,266
Total		33,100,318
Health Care Equipment & Supplies 0.7%
Abbott Laboratories	115,894	13,717,214
Health Care Providers & Services 1.2%
CVS Health Corp.	82,270	8,326,547
McKesson Corp.	41,358	12,660,924
Molina Healthcare, Inc.(a)	9,400	3,135,746
Total		24,123,217
Life Sciences Tools & Services 0.8%
IQVIA Holdings, Inc.(a)	65,101	15,052,002
Pharmaceuticals 5.3%
Amryt Pharma PLC, ADR(a)	65,000	536,900
Bristol-Myers Squibb Co.	434,927	31,762,719
Johnson & Johnson	123,357	21,862,561
Merck & Co., Inc.	125,000	10,256,250
Organon & Co.	165,000	5,763,450
Pfizer, Inc.	641,567	33,213,924
Total		103,395,804
Total Health Care		189,388,555
Industrials 5.4%
Aerospace & Defense 1.7%
General Dynamics Corp.	44,739	10,790,152
Lockheed Martin Corp.	22,700	10,019,780
Raytheon Technologies Corp.	105,000	10,402,350
Textron, Inc.	36,486	2,713,829
Total		33,926,111
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	116,745	25,037,133

2	Tri-Continental Corporation | First Quarter Report 2022

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.1%
Delta Air Lines, Inc.(a)	23,039	911,653
Southwest Airlines Co.(a)	21,304	975,723
Total		1,887,376
Commercial Services & Supplies 0.1%
Republic Services, Inc.	12,218	1,618,885
Electrical Equipment 0.6%
Emerson Electric Co.	124,943	12,250,661
Machinery 1.0%
Otis Worldwide Corp.	66,820	5,141,799
Snap-On, Inc.	46,575	9,570,231
Stanley Black & Decker, Inc.	30,000	4,193,700
Total		18,905,730
Professional Services 0.2%
Robert Half International, Inc.	31,238	3,566,755
Road & Rail 0.4%
Norfolk Southern Corp.	26,241	7,484,458
Total Industrials		104,677,109
Information Technology 17.6%
Communications Equipment 1.7%
Cisco Systems, Inc.	498,629	27,803,553
Juniper Networks, Inc.	160,000	5,945,600
Total		33,749,153
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	250,000	9,227,500
IT Services 1.6%
Accenture PLC, Class A	27,574	9,298,780
International Business Machines Corp.	75,000	9,751,500
MasterCard, Inc., Class A	17,545	6,270,232
VeriSign, Inc.(a)	27,844	6,194,176
Total		31,514,688
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc.(a)	151,772	16,594,750
Broadcom, Inc.	25,000	15,742,000
Lam Research Corp.	29,900	16,074,539
QUALCOMM, Inc.	110,302	16,856,352
Texas Instruments, Inc.	57,500	10,550,100
Total		75,817,741
Software 5.4%
Adobe, Inc.(a)	35,891	16,352,658
Autodesk, Inc.(a)	47,432	10,167,049
Fortinet, Inc.(a)	52,387	17,902,733
Microsoft Corp.	197,473	60,882,901
Total		105,305,341
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.(b)	403,848	70,515,899
HP, Inc.	280,000	10,164,000
Seagate Technology Holdings PLC	82,500	7,416,750
Total		88,096,649
Total Information Technology		343,711,072
Materials 2.4%
Chemicals 1.9%
Dow, Inc.	423,785	27,003,580
Nutrien Ltd.	100,000	10,399,000
Total		37,402,580
Metals & Mining 0.5%
Nucor Corp.	69,335	10,306,648
Total Materials		47,709,228
Real Estate 3.4%
Equity Real Estate Investment Trusts (REITS) 3.4%
Crown Castle International Corp.	27,500	5,076,500
Life Storage, Inc.	40,000	5,617,200
Medical Properties Trust, Inc.	375,000	7,927,500
Public Storage	24,596	9,599,327
Simon Property Group, Inc.	58,459	7,690,866
VICI Properties, Inc.	260,000	7,399,600

Tri-Continental Corporation | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Welltower, Inc.	70,000	6,729,800
Weyerhaeuser Co.	447,003	16,941,414
Total		66,982,207
Total Real Estate		66,982,207
Utilities 1.9%
Electric Utilities 1.9%
Duke Energy Corp.	92,968	10,380,807
Entergy Corp.	47,500	5,545,625
Evergy, Inc.	100,543	6,871,108
FirstEnergy Corp.	125,000	5,732,500
NRG Energy, Inc.	236,533	9,073,406
Total		37,603,446
Total Utilities		37,603,446
Total Common Stocks (Cost $1,024,090,514)		1,396,095,344

Convertible Bonds 5.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.3%
American Airlines Group, Inc.
07/01/2025	6.500%	3,700,000	5,061,600
Automotive 0.3%
Arrival SA(c)
12/01/2026	3.500%	8,000,000	5,254,109
Cable and Satellite 0.3%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	5,500,000	4,947,250
Diversified Manufacturing 0.3%
Greenbrier Companies, Inc. (The)(c)
04/15/2028	2.875%	4,800,000	5,542,473
Health Care 0.2%
Invacare Corp.
11/15/2024	5.000%	4,000,000	3,443,200
Leisure 0.5%
NCL Corp Ltd.
08/01/2025	5.375%	3,500,000	5,057,500
Royal Caribbean Cruises Ltd.
06/15/2023	4.250%	4,200,000	5,486,460
Total			10,543,960
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.2%
fuboTV, Inc.(c)
02/15/2026	3.250%	6,000,000	4,041,000
Other Financial Institutions 0.3%
RWT Holdings, Inc.
10/01/2025	5.750%	6,750,000	6,568,594
Other REIT 0.5%
PennyMac Corp.
03/15/2026	5.500%	10,000,000	9,543,750
Pharmaceuticals 2.1%
Aegerion Pharmaceuticals, Inc.(c)
04/01/2025	5.000%	1,687,570	1,623,442
Aerie Pharmaceuticals, Inc.
10/01/2024	1.500%	6,000,000	5,412,771
BridgeBio Pharma, Inc.
02/01/2029	2.250%	10,000,000	4,630,000
Clovis Oncology, Inc.
05/01/2025	1.250%	9,300,000	6,974,959
Insmed, Inc.
01/15/2025	1.750%	5,200,000	5,189,652
Intercept Pharmaceuticals, Inc.(c)
02/15/2026	3.500%	7,000,000	7,532,188
Radius Health, Inc.
09/01/2024	3.000%	5,700,000	5,589,563
Tilray, Inc.
10/01/2023	5.000%	5,250,000	4,987,500
Total			41,940,075
Technology 0.5%
1Life Healthcare, Inc.
06/15/2025	3.000%	5,500,000	4,746,500
2U, Inc.
05/01/2025	2.250%	6,500,000	5,460,000
Total			10,206,500
Total Convertible Bonds (Cost $109,925,624)			107,092,511

Convertible Preferred Stocks 5.9%
Issuer		Shares	Value ($)
Communication Services 0.3%
Diversified Telecommunication Services 0.3%
2020 Cash Mandatory Exchangeable Trust(c)	5.250%	4,600	5,129,000
Total Communication Services			5,129,000

4	Tri-Continental Corporation | First Quarter Report 2022

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2022 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Consumer Discretionary 0.2%
Auto Components 0.2%
Aptiv PLC	5.500%	32,500	4,435,275
Total Consumer Discretionary			4,435,275
Financials 0.5%
Capital Markets 0.5%
AMG Capital Trust II	5.150%	80,000	4,217,600
KKR & Co., Inc.	6.000%	65,000	4,830,150
Total			9,047,750
Total Financials			9,047,750
Health Care 1.2%
Health Care Equipment & Supplies 1.2%
Becton Dickinson and Co.	6.000%	150,000	7,923,000
Boston Scientific Corp.	5.500%	65,000	7,679,750
Danaher Corp.	5.000%	5,000	7,852,500
Total			23,455,250
Total Health Care			23,455,250
Industrials 0.6%
Construction & Engineering 0.4%
Fluor Corp.	6.500%	5,000	7,186,700
Professional Services 0.2%
Clarivate PLC	5.250%	75,000	5,090,250
Total Industrials			12,276,950
Information Technology 0.6%
Electronic Equipment, Instruments & Components 0.4%
II-VI, Inc.	6.000%	27,500	8,117,450
IT Services 0.2%
Sabre Corp.	6.500%	27,000	3,927,960
Total Information Technology			12,045,410
Utilities 2.5%
Electric Utilities 0.4%
NextEra Energy, Inc.	6.219%	150,000	7,881,000
Gas Utilities 0.7%
South Jersey Industries, Inc.	8.750%	12,500	866,887
Spire, Inc.	7.500%	160,000	8,244,003
UGI Corp.	7.250%	55,000	4,950,000
Total			14,060,890
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Multi-Utilities 1.4%
DTE Energy Co.	6.250%	300,000	15,987,000
NiSource, Inc.	7.750%	90,000	10,708,200
Total			26,695,200
Total Utilities			48,637,090
Total Convertible Preferred Stocks (Cost $105,010,573)			115,026,725

Corporate Bonds & Notes 15.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Bombardier, Inc.(c)
06/15/2026	7.125%	10,000,000	9,799,688
Rolls-Royce PLC(c)
10/15/2027	5.750%	4,667,000	4,787,373
Spirit AeroSystems, Inc.(c)
04/15/2025	7.500%	5,000,000	5,181,984
Total			19,769,045
Cable and Satellite 0.6%
DISH DBS Corp.(c)
12/01/2028	5.750%	10,300,000	9,778,501
Telesat Canada/LLC(c)
10/15/2027	6.500%	5,286,000	2,592,582
Total			12,371,083
Chemicals 0.5%
Innophos Holdings, Inc.(c)
02/15/2028	9.375%	4,300,000	4,599,496
Olympus Water US Holding Corp.(c)
10/01/2029	6.250%	5,500,000	4,868,719
Total			9,468,215
Construction Machinery 0.2%
PECF USS Intermediate Holding III Corp.(c)
11/15/2029	8.000%	5,150,000	4,956,493
Consumer Cyclical Services 0.5%
Staples, Inc.(c)
04/15/2026	7.500%	5,000,000	4,853,073
Uber Technologies, Inc.(c)
09/15/2027	7.500%	2,100,000	2,240,777
01/15/2028	6.250%	2,365,000	2,443,458
Total			9,537,308

Tri-Continental Corporation | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.4%
Mattel, Inc.
10/01/2040	6.200%	1,430,000	1,645,668
11/01/2041	5.450%	745,000	792,649
SWF Escrow Issuer Corp.(c)
10/01/2029	6.500%	7,500,000	6,425,616
Total			8,863,933
Finance Companies 0.4%
Curo Group Holdings Corp.(c)
08/01/2028	7.500%	4,800,000	4,127,126
Fortress Transportation and Infrastructure Investors LLC(c)
08/01/2027	9.750%	2,760,000	2,886,642
Total			7,013,768
Food and Beverage 0.5%
Triton Water Holdings, Inc.(c)
04/01/2029	6.250%	4,942,000	4,223,154
United Natural Foods, Inc.(c)
10/15/2028	6.750%	4,680,000	4,795,949
Total			9,019,103
Gaming 0.6%
Colt Merger Sub, Inc.(c)
07/01/2027	8.125%	4,106,000	4,404,156
Scientific Games Holdings LP/US FinCo, Inc.(c)
03/01/2030	6.625%	7,500,000	7,390,508
Total			11,794,664
Health Care 0.5%
Quotient Ltd.(c),(d),(e)
10/15/2025	12.000%	1,989,167	1,989,167
10/15/2025	12.000%	852,500	852,500
Tenet Healthcare Corp.(c)
10/01/2028	6.125%	5,979,000	6,077,337
Total			8,919,004
Independent Energy 1.1%
Oasis Petroleum, Inc.(c)
06/01/2026	6.375%	2,500,000	2,570,844
Occidental Petroleum Corp.
07/15/2044	4.500%	3,200,000	3,059,935
04/15/2046	4.400%	6,400,000	6,079,317
Southwestern Energy Co.
02/01/2029	5.375%	9,463,000	9,602,956
Total			21,313,052
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 1.0%
Carnival Corp.(c)
05/01/2029	6.000%	10,000,000	9,423,090
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	4,900,000	4,991,993
NCL Corp., Ltd.(c)
02/15/2029	7.750%	5,000,000	5,064,453
Total			19,479,536
Media and Entertainment 1.5%
Clear Channel Outdoor Holdings, Inc.(c)
04/15/2028	7.750%	9,500,000	9,548,497
Deluxe Corp.(c)
06/01/2029	8.000%	4,800,000	4,880,477
Lions Gate Capital Holdings LLC(c)
04/15/2029	5.500%	9,500,000	9,156,358
Mav Acquisition Corp.(c)
08/01/2029	8.000%	5,500,000	5,224,335
Total			28,809,667
Metals and Mining 0.3%
CONSOL Energy, Inc.(c)
11/15/2025	11.000%	4,900,000	5,107,201
Midstream 0.2%
Rockpoint Gas Storage Canada Ltd.(c)
03/31/2023	7.000%	4,216,000	4,213,212
Oil Field Services 0.3%
Nabors Industries Ltd.(c)
01/15/2026	7.250%	3,447,000	3,431,518
01/15/2028	7.500%	1,754,000	1,709,665
Total			5,141,183
Other Financial Institutions 0.3%
WeWork Companies, Inc.(c)
05/01/2025	7.875%	7,000,000	6,362,850
Packaging 1.0%
ARD Finance SA(c),(f)
06/30/2027	6.500%	5,332,350	4,871,620
BWAY Holding Co.(c)
04/15/2025	7.250%	10,500,000	10,407,914
Novolex(c)
01/15/2025	6.875%	4,790,000	4,808,287
Total			20,087,821

6	Tri-Continental Corporation | First Quarter Report 2022

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paper 0.3%
Sylvamo Corp.(c)
09/01/2029	7.000%	5,200,000	5,103,646
Pharmaceuticals 0.6%
Bausch Health Companies, Inc.(c)
01/30/2028	5.000%	2,428,000	1,999,269
01/30/2030	5.250%	8,528,000	6,713,817
Organon Finance 1 LLC(c)
04/30/2031	5.125%	2,936,000	2,829,032
Total			11,542,118
Restaurants 0.5%
Fertitta Entertainment LLC/Finance Co., Inc.(c)
01/15/2030	6.750%	11,000,000	10,121,860
Retailers 0.7%
Academy Ltd.(c)
11/15/2027	6.000%	4,667,000	4,778,774
L Brands, Inc.(c)
10/01/2030	6.625%	4,200,000	4,410,247
Magic MergeCo, Inc.(c)
05/01/2029	7.875%	5,000,000	4,262,532
Total			13,451,553
Supermarkets 0.2%
Safeway, Inc.
02/01/2031	7.250%	4,512,000	4,974,008
Technology 1.9%
Avaya, Inc.(c)
09/15/2028	6.125%	5,009,000	4,932,541
Consensus Cloud Solutions, Inc.(c)
10/15/2026	6.000%	5,000,000	4,977,586
Diebold Nixdorf, Inc.(c)
07/15/2025	9.375%	2,300,000	2,345,866
Diebold, Inc.
04/15/2024	8.500%	6,600,000	6,367,509
Minerva Merger Sub, Inc.(c)
02/15/2030	6.500%	8,000,000	7,761,252
Rocket Software, Inc.(c)
02/15/2029	6.500%	7,875,000	7,137,932
Sabre GLBL, Inc.(c)
04/15/2025	9.250%	1,800,000	1,996,388
09/01/2025	7.375%	923,000	964,025
Total			36,483,099
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.2%
Front Range BidCo, Inc.(c)
03/01/2028	6.125%	4,500,000	4,027,106
Total Corporate Bonds & Notes (Cost $309,448,219)			297,930,528

Limited Partnerships 0.3%
Issuer	Shares	Value ($)
Energy 0.3%
Oil, Gas & Consumable Fuels 0.3%
Rattler Midstream LP	375,000	5,238,750
Total Energy		5,238,750
Total Limited Partnerships (Cost $5,175,486)		5,238,750

Preferred Debt 0.2%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.2%
Citigroup Capital XIII(g)
10/30/2040	6.669%	175,000	4,795,000
Total Preferred Debt (Cost $4,616,749)			4,795,000

Senior Loans 0.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.4%
BCP Raptor LLC(h),(i)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/24/2024	5.250%	7,622,663	7,599,490
Total Senior Loans (Cost $7,561,956)			7,599,490

Warrants 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Chesapeake Energy Corp.(a)	8,497	473,042
Total Energy		473,042

Tri-Continental Corporation | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2022 (Unaudited)
Warrants (continued)
Issuer	Shares	Value ($)
Health Care 0.0%
Health Care Equipment & Supplies 0.0%
Quotient Ltd.(a)	39,425	35,088
Total Health Care		35,088
Total Warrants (Cost $116,803)		508,130

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(j),(k)	10,018,378	10,014,371
Total Money Market Funds (Cost $10,014,693)		10,014,371
Total Investments in Securities (Cost: $1,575,960,617)		1,944,300,849
Other Assets & Liabilities, Net		9,766,102
Net Assets		1,954,066,951

At March 31, 2022, securities and/or cash totaling $654,788 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	36	06/2022	USD	8,155,350	508,951	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $289,538,705, which represents 14.82% of total net assets.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At March 31, 2022, the total value of these securities amounted to $2,841,667, which represents 0.15% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2022.
(h)	The stated interest rate represents the weighted average interest rate at March 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Variable rate security. The interest rate shown was the current rate as of March 31, 2022.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(k)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	25,091,482	78,349,546	(93,426,061)	(596)	10,014,371	(4,595)	6,113	10,018,378
Abbreviation Legend
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
8	Tri-Continental Corporation | First Quarter Report 2022

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2022 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Tri-Continental Corporation | First Quarter Report 2022	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT240_12_M01_(05/22)